Interest expense (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense [Abstract]
Net interest expense

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Gross interest expense	313	451	475
Capitalized interest	(28)	(39)	(60)
Interest expense	285	412	415